Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
6. Intangible Assets, net
Identifiable intangible assets, net consist of the following:

	As of September 30,			As of December 31,
	2023			2022
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Internal-Use Software	$6,346	$(3,480)	$2,866	$5,827	$(1,993)	$3,834

Total identifiable intangible assets	$6,346	$(3,480)	$2,866	$5,827	$(1,993)	$3,834

Amortization expense amounted to $0.5 million for each of the three months ended September 30, 2023 and 2022, and $1.5 million and $1.1 million for the nine months ended September 30, 2023 and 2022, respectively. Intangible assets are assessed for impairment when events or circumstances indicate the existence of a possible impairment.
As of September 30, 2023, estimated annual amortization expense for each of the next five fiscal years is as follows:

Fiscal Years Ending December 31,

(in thousands)
2023 (remaining)	530
2024	1,689
2025	554
2026	93
2027	—

Total	$2,866

7. Intangible Assets, net
Identifiable intangible assets, net consist of the following:

	As of December 31,			As of December 31,
	2022			2021
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Internal-Use Software	$5,827	$(1,993)	$3,834	$3,083	$(428)	$2,655

Total identifiable intangible assets	$5,827	$(1,993)	$3,834	$3,083	$(428)	$2,655

As of December 31, 2022, estimated annual amortization expense for each of the next five fiscal years is as follows:

(in thousands)
Fiscal Years Ending December 31,
2023	$1,946
2024	1,516
2025	372
2026	—
2027	—